Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment
6	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2019	37,262	7,658	1,340	16,902	2,191	65,353
Transfers upon completion	7,171	288	—	(8,164)	532	(173)
Additions	415	1,026	195	8,656	3	10,295
Transfers into investment properties	—	—	—	(2,977)	—	(2,977)
Disposals	(77)	(604)	(171)	(39)	(107)	(998)

As at 31 December 2019	44,771	8,368	1,364	14,378	2,619	71,500

Accumulated depreciation
As at 1 January 2019	(10,414)	(5,443)	(813)	—	(1,377)	(18,047)
Charge for the year	(1,397)	(620)	(190)	—	(283)	(2,490)
Other additions	(48)	—	—	—	—	(48)
Disposals	48	579	162	—	79	868

As at 31 December 2019	(11,811)	(5,484)	(841)	—	(1,581)	(19,717)

Impairment
As at 1 January 2019	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2019	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2019	26,824	2,215	527	16,901	814	47,281

As at 31 December 2019	32,936	2,884	523	14,377	1,038	51,758

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2018	32,457	6,873	1,403	16,696	1,830	59,259
Transfers upon completion	4,889	123	—	(5,500)	393	(95)
Additions	85	932	282	11,416	54	12,769
Transfers into investment properties	—	—	—	(5,634)	—	(5,634)
Disposals	(169)	(270)	(345)	(76)	(86)	(946)

As at 31 December 2018	37,262	7,658	1,340	16,902	2,191	65,353

Accumulated depreciation
As at 1 January 2018	(9,248)	(5,122)	(955)	—	(1,203)	(16,528)
Charge for the year	(1,196)	(578)	(151)	—	(212)	(2,137)
Disposals	30	257	293	—	38	618

As at 31 December 2018	(10,414)	(5,443)	(813)	—	(1,377)	(18,047)

Impairment
As at 1 January 2018	(24)	—	—	—	—	(24)
Charge for the year	—	—	—	(1)	—	(1)
Disposals	—	—	—	—	—	—

As at 31 December 2018	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2018	23,185	1,751	448	16,696	627	42,707

As at 31 December 2018	26,824	2,215	527	16,901	814	47,281

As at 31 December 2019, the net book value of buildings above which were in process to obtain title certificates was RMB8,852 million (as at 31 December 2018: RMB6,798 million).